Loss before Income Taxes	6 Months Ended
Dec. 31, 2022
Loss For Year [Abstract]
Loss before Income Taxes

Note 5 Loss before Income Taxes

Loss before income taxes includes the following specific expenses:

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Share-based payments expense^
Performance rights granted	$4,857,249	$11,307,550	$2,305,467	$52,525
Share rights granted	444,480	2,260,399	—	—
Options granted	52,700	962,800	2,162,519	5,014,137
Total share-based compensation expense	$5,354,429	$14,530,749	$4,467,986	$5,066,662
^ Refer to note 27 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	—	—	—	2,052,817
Loss on redemption of loan notes	—	—	—	1,183,292
Unwinding of fair value gain	25,945	43,979	30,203	32,427
Interest accrued on borrowings	917,476	1,468,569	140,668	304,734
Total borrowing costs	$943,421	$1,512,548	$170,871	$3,573,270
Impairment losses
Fixed assets written off1	—	—	2,002,399	141,278
Total impairment losses	$—	$—	$2,002,399	$141,278

[1]Impairments recognized during the twelve months ended June 30, 2021, relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Group’s strategic alliance with US-based Harper International Corporation. This amount represents the net book value of fixed assets written off.

(in U.S. dollars)	Six Months Ended December 31	Restated Twelve Months Ended June 30,
Administrative and other expenses	2022	2022	2021	2020
Insurance	$4,019,027	$3,842,129	$285,990	$157,212
Legal fees	895,138	1,426,081	196,299	374,519
Occupancy expenses	628,816	1,729,282	17,160	53,588
Consulting fees	751,047	1,080,601	268,050	174,269
Software implementation costs	1,034,420	—	—	—
Other	4,153,199	4,513,616	2,083,366	940,644
Total administrative and other expenses	$11,481,647	$12,591,709	$2,850,865	$1,700,232